--------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21077

Registrant Name: PIMCO CALIFORNIA MUNICIPAL INCOME FUND II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 5/31

Date of Reporting Period: 8/31/04

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                    PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2004
                                   (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                                   CREDIT RATINGS
  (000)                                                                                     (MOODY'S/S&P)             VALUE*
-------------------------------------------------------------------------------------------------------------------------------
              CALIFORNIA MUNICIPAL BONDS & NOTES-85.8%
 $ 2,000      ABC Unified School Dist., GO,
                   zero coupon, 8/1/23, Ser. B (FGIC)....................................      Aaa/AAA             $   764,560
   1,000      Alpine Union School Dist., GO,
                   zero coupon, 8/1/24, Ser B (FSA)......................................      Aaa/AAA                 365,450
   8,115      Anaheim City School Dist., GO,
                   5.00%, 8/1/26 (FGIC)..................................................      Aaa/AAA               8,333,293
  31,300      Association of Bay Area Governments Financing Auth. Rev., Odd Fellows Home,
                     5.20%-5.35%, 11/15/22-11/15/32, Ser. A .............................       NR/A                31,907,239
  23,000      Bakersfield, CP,
                   zero coupon, 4/15/21, Ser. B..........................................       NR/AAA              10,173,130
   1,945      Bay Area Govt. Assoc. Improvement Bd. Act 1915,
                   6.30%, 9/2/25.........................................................       NR/NR                2,014,903
   2,000      Bay Area Govt. Assoc. Lease Rev.,
                   5.00%, 7/1/32, Ser 2002-1 (AMBAC).....................................      Aaa/AAA               2,038,780
     565      Catholic Health Facs. Fin. Auth. Rev.,
                   5.00%, 7/1/28, Ser. A ................................................      Baa1/BBB+               537,044
   1,410      Community College Financing Auth. Lease Rev.,
                   5.00%, 8/1/27, Ser. A  (AMBAC) .......................................      Aaa/AAA               1,447,675
   1,085      Capistrano Unified School Dist., Community Fac. Dist. Special Tax,
                   5.70%, 9/1/20  .......................................................       NR/NR                1,111,355
   2,300      Ceres Unified School Dist., GO,
                   zero coupon, 8/1/27 (FGIC)............................................      Aaa/AAA                 643,241
   9,865      Chula Vista Special Tax,
                   6.05%-6.20%, 9/1/25-9/1/33............................................       NR/NR               10,170,530
   8,035      Clovis Unified School Dist., GO,
                   zero coupon, 8/1/23-8/1/27, Ser. B  (FGIC)............................      Aaa/AAA               2,686,756
   6,355      Corona-Norco Unified School Dist., Public Financing Auth. Special Tax,
                    5.55%-6.10%, 9/1/15-9/1/32, Ser. A ..................................       NR/NR                6,471,079
   1,110      Corona-Norco Unified School Dist. Special Tax,
                   5.10%, 9/1/25 (AMBAC).................................................      Aaa/AAA               1,149,782
   2,800      Cotati Redev. Agcy. Tax Allocation,
                   5.00%, 9/1/31, Ser. A (MBIA)..........................................      Aaa/AAA               2,826,320
   3,000      Dinuba Financing Auth. Lease Rev.,
                   5.10%, 8/1/32 (MBIA)..................................................      Aaa/AAA               3,082,110
   2,825      Empire Union School Dist. Special Tax.,
                   zero coupon, 10/1/30-10/1/32 (AMBAC)..................................      Aaa/AAA                 648,104
   1,000      Escondido Union School Dist., GO,
                   zero coupon, 8/1/27 (FSA).............................................      Aaa/AAA                 294,340
   2,440      Eureka Unified School Dist., GO,
                   zero coupon, 8/1/27 (FSA).............................................      Aaa/AAA                 718,190
              Foothill Eastern Corrider Agcy. Toll Road Rev.,
  32,010           zero coupon, 1/1/25-1/1/30, Ser. A....................................      Aaa/AAA               9,628,313
   1,500           zero coupon, 1/15/27 (MBIA)...........................................      Aaa/AAA               1,250,595
     400      Franklin-McKinley School Dist., GO,
                   5.00%, 8/1/27, Ser. B (FSA)...........................................      Aaa/AAA                 410,688
  47,900      Golden State Tobacco Securitization Corp. Rev.,
                   6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1 ............................      Baa3/BBB             44,718,115
   2,115      Health Facs. Financing Auth. Rev.,
                   5.375%, 11/1/20.......................................................        NR/A                2,244,375
   1,750      Huntington Beach Community Facs. Dist. Special Tax,
                   6.30%, 9/1/32.........................................................       NR/NR                1,801,958

                    PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2004
                                   (CONTINUED)

PRINCIPAL
  AMOUNT                                                                         CREDIT RATINGS
  (000)                                                                           (MOODY'S/S&P)              VALUE*
---------------------------------------------------------------------------------------------------------------------
              CALIFORNIA MUNICIPAL BONDS & NOTES (CONTINUED)
 $2,080       Industry Urban Dev. Agcy. Tax Allocation,
                   4.75%, 5/1/21 (MBIA).........................................     Aaa/AAA               $2,131,979
  7,000       Irvine Improvement Board Act 1915 Special Assessment,
                   5.70%, 9/2/26................................................      NR/NR                 7,125,790
  1,900       Jurupa Unified School Dist., GO,
                   zero coupon, 5/1/27 (FGIC)...................................     Aaa/AAA                  559,246
  2,450       Kings Canyon JT Unified School Dist., GO,
                   zero coupon, 8/1/27 (FGIC)...................................     Aaa/AAA                  721,133
  5,300       Livermore-Amador Valley Water Management Agcy. Sewer Rev.,
                   5.00%, 8/1/31 (AMBAC)........................................     Aaa/AAA                5,380,189
  5,935       Long Beach Unified School Dist., GO,
                   5.00%, 8/1/27, Ser. C (MBIA).................................     Aaa/NR                 6,062,543
              Los Angeles, CP,
  9,895            5.00%, 2/1/27 (MBIA).........................................     Aaa/AAA               10,122,090
  2,685            5.00%, 10/1/27, Ser. AU (MBIA)...............................     Aaa/AAA                2,751,212
  7,200       Los Angeles Wastewater Syst. Rev.,
                   5.00%, 6/1/30, Ser. A (FGIC) ................................     Aaa/AAA                7,347,744
              Loyola Marymount University Educational Facs. Auth. Rev.,
  3,475            zero coupon, 10/1/34 (MBIA)..................................      Aaa/NR                  679,536
  1,000       Manhattan Beach Unified School Dist., GO,
                   zero coupon, 9/1/25 (FGIC)...................................     Aaa/AAA                  334,150
  7,295       Manteca Redev. Agcy. Tax Allocation,
                   5.00%, 10/1/32 (FSA).........................................     Aaa/AAA                7,439,441
              Manteca Unified School Dist. Special Tax,
  2,365            zero coupon, 9/1/25 (MBIA)...................................     Aaa/AAA                  782,224
  5,330            5.00%, 9/1/29, Ser. C........................................     Aaa/AAA                5,393,001
  4,000       Merced Cnty., CP,
                   5.00%, 6/1/32 (AMBAC)........................................      Aaa/NR                4,076,840
  7,320       Modesto Elementary School Dist., Stanislaus Cnty., GO,
                   zero coupon, 8/1/23-5/1/27, Ser. A (FGIC)....................     Aaa/AAA                2,540,744
  2,150       Modesto High School Dist., Stanislaus Cnty., GO,
                   zero coupon, 8/1/26, Ser. A (FGIC)...........................     Aaa/AAA                  673,251
  1,000       Modesto Public Financing Auth. Lease Rev.,
                   5.00%, 9/1/29 (AMBAC)........................................     Aaa/AAA                1,016,770
  2,385       Monrovia Financing Auth. Lease Rev.,
                   5.125%, 12/1/31 (AMBAC)......................................     Aaa/AAA                2,464,540
              Montebello Unified School Dist., GO,
  1,485            zero coupon, 8/1/24 (FSA)....................................     Aaa/AAA                  532,269
  7,105            zero coupon, 8/1/24-8/1/27 (FGIC)............................     Aaa/AAA                2,304,187
  2,400       Morgan Hill Unified School Dist., GO,
                   zero coupon, 8/1/23 (FGIC)...................................     Aaa/AAA                  917,472
  1,500       Mountain View-Whisman School Dist., GO,
                   5.00%, 6/1/27 Ser. D (MBIA)..................................     Aaa/AAA                1,539,435
  1,800       Murrieta Redev. Agcy. Tax,
                   5.00%, 8/1/32 (MBIA).........................................     Aaa/AAA                1,835,172
  3,245       Newark Unified School Dist., GO,
                   zero coupon, 8/1/26, Ser D (FSA).............................     Aaa/AAA                1,016,139
  3,580       Oakland Redev. Agcy. Tax Allocation,
                   5.25%, 9/1/27-9/1/33 ........................................      NR/A-                 3,598,527
  1,000       Orange Cnty. Community Facs. Dist. Special Tax,
                   6.00%, 8/15/25, Ser. A ......................................      NR/NR                 1,034,940
 12,000       Orange Cnty. Sanitation Dist. CP,
                   5.25%, 2/1/30 (FGIC) ........................................     Aaa/AAA               12,537,720
  3,685       Palmdale Community Redev. Agcy. Tax Allocation,
                   zero coupon, 12/1/30-12/1/32 (AMBAC).........................     Aaa/AAA                  843,487

                    PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2004
                             (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                                         CREDIT RATINGS
  (000)                                                                           (MOODY'S/S&P)             VALUE*
--------------------------------------------------------------------------------------------------------------------
              CALIFORNIA MUNICIPAL BONDS & NOTES (CONTINUED)
 $1,750       Paramount Unified School Dist., GO,
                   zero coupon, 9/1/23, Ser. B (FSA)............................     Aaa/AAA                $666,172
              Perris Public Financing Auth. Rev.,
  1,190            4.75%, 10/1/23, Ser. B (MBIA)................................     Aaa/AAA               1,219,667
  2,580            5.375%-5.625%, 10/1/20-10/1/31, Ser. C.......................     NR/BBB                2,643,181
              Poway Unified School Dist. Special Tax,
 14,200            5.50%-6.125%, 9/1/25-9/1/33 .................................      NR/NR               14,312,670
  2,000       Rancho Cucamonga Community Facs. Dist., Special Tax,
                   6.375%, 9/1/31, Ser. A ......................................      NR/NR                2,054,220
  1,500       Richmond Wastewater Rev.,
                   zero coupon, 8/1/30 (FGIC)...................................     Aaa/AAA                 369,585
  3,510       Riverside CP,
                   5.00%, 9/1/33 (AMBAC) .......................................     NR/AAA                3,573,601
 17,500       Rocklin Unified School Dist., GO,
                   zero coupon, 8/1/24-8/1/27 (FGIC)............................     Aaa/AAA               5,711,640
  9,250       Roseville Redev. Agcy. Tax Allocation,
                   5.00%, 9/1/27-9/1/33 (MBIA)..................................     Aaa/AAA               9,444,629
              Sacramento City Financing Auth. Rev.,
  4,500            5.00%, 12/1/32, Ser. A (FSA).................................     Aaa/AAA               4,591,080
  4,835            6.25%, 9/1/23................................................      NR/NR                5,014,765
 12,490       Sacramento Cnty. Airport Syst. Rev.,
                   5.00%, 7/1/32, Ser. A (FSA)..................................     Aaa/AAA              12,691,339
 16,285       San Diego Cnty. Water Auth. Water Rev., CP,
                   5.00%, 5/1/28-5/1/29, Ser. A (MBIA)..........................     Aaa/AAA              16,616,848
  1,500       San Diego Public Facs. Financing Auth. Lease Rev.,
                   5.00%, 4/1/32 (MBIA).........................................     Aaa/AAA               1,528,350
  1,000       San Diego Public Facs. Financing Auth. Sewer Rev.,
                   5.00%, 5/15/29, Ser. A (FGIC)................................     Aaa/AAA               1,021,620
 14,000       San Diego Public Facs. Financing Auth. Water Rev.,
                   5.00%, 8/1/32 (MBIA) ........................................     Aaa/AAA              14,274,260
              San Francisco City & Cnty. Airport Community, Int'l Airport Rev.,
  5,585            4.50%, 5/1/28, Ser. 15B (MBIA)...............................     Aaa/AAA               5,349,257
 20,300            5.00%, 5/1/32, Ser. 28B (MBIA)...............................     Aaa/AAA              20,621,349
 10,405       San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev.,
                   zero coupon, 1/1/25..........................................     Aaa/AAA               3,752,875
              San Jose, GO,
 10,190            5.125%, 9/1/31 ..............................................     Aa1/AA+              10,470,021
  7,875       San Juan Unified School Dist., GO,
                   zero coupon, 8/1/23-8/1/26 (FSA).............................     Aaa/AAA               2,588,355
  4,835       San Mateo Foster City School Dist., GO,
                   5.10%, 8/1/31 (FGIC).........................................     Aaa/AAA               4,964,578
  2,300       San Mateo Union High School Dist., GO,
                   zero coupon, 9/1/20 (FGIC)...................................     Aaa/AAA               1,068,695
  1,730       San Rafael City High School Dist., GO,
                   5.00% 8/1/27, Ser. B (FSA)...................................     Aaa/AAA               1,771,935
  3,280       San Rafael Elementary School Dist., GO,
                   5.00%, 8/1/27, Ser. B (FSA)..................................     Aaa/AAA               3,359,507
  8,690       Santa Clara Unified School Dist., GO,
                   5.00%, 7/1/25-7/1/27 (MBIA)..................................     Aaa/AAA               8,928,105
  1,260       Santa Cruz Cnty., CP,
                   5.25%, 8/1/32................................................      A3/NR                1,289,270
  5,000       Santa Margarita Community Fac. Water Dist. Special Tax,
                   6.00%-6.25%, 9/1/29-9/1/30 ..................................      NR/NR                5,135,510
  3,430       Saugus Hart School Facs. Financing Auth. Special Tax,
                   6.10%-6.125%, 9/1/32-9/1/33..................................      NR/NR                3,514,126
  1,000       Shasta Union High School Dist., GO,
                   zero coupon, 8/1/24 (FGIC)...................................     Aaa/AAA                 358,430

                    PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2004
                             (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                                         CREDIT RATINGS
  (000)                                                                           (MOODY'S/S&P)             VALUE*
--------------------------------------------------------------------------------------------------------------------
            CALIFORNIA MUNICIPAL BONDS & NOTES (CONTINUED)
 $4,745     South Tahoe JT Powers Parking Financing Auth. Rev.,
                 7.00%, 12/1/27, Ser. A.......................................        NR/NR               $5,025,382
  1,800     Southern Mono Health Care Dist., GO,
                 zero coupon, 8/1/26 (MBIA)...................................       Aaa/AAA                 551,754
 35,000     State Economic Recovery GO,
                 5.00%, 7/11/11, Ser. A (MBIA)................................       Aaa/AAA              39,016,950
  9,375     State Health Facs. Financing Auth. Rev.,
                 5.125%-5.25%, 1/1/22-1/1/26 .................................         NR/A                9,639,866
    200     State Infrastructure & Economic Dev. Bk. Rev., Bay Area Toll,
                 5.00%, 7/1/36, Ser. B (AMBAC) ...............................       Aaa/AAA                 203,558
  9,605     State Public Works Board Lease Rev.,
                 5.00%, 10/1/22, Ser. A (FSA).................................       Aaa/AAA               9,979,691
  1,000     State University Rev. & Colleges,
                 5.00%, 11/1/13, Ser. A (FSA) ................................       Aaa/AAA               1,119,150
  1,710     State University Rev. & Colleges,
                 5.00%, 11/1/33, Ser. A (AMBAC)...............................       Aaa/AAA               1,744,337
            Statewide Community. Dev. Auth. CP,
  2,770          5.50%, 11/1/32, Ser. A ......................................        A3/A                 2,857,920
  1,170          6.10%, 11/1/15 ..............................................        NR/NR                1,183,092
  3,555          6.75%, 7/1/32 ...............................................        NR/NR                3,635,094
  3,000          6.75%, 10/1/30 ..............................................        NR/NR                3,070,920
  9,700     Statewide Community Dev. Auth., Rev., Jewish Home Health Fac.,
                 5.50%, 11/15/33 .............................................        NR/A                 9,981,300
            Statewide Financing Auth. Tobacco Settlement Rev.,
  1,865          5.625%, 5/1/29, Ser. A.......................................       Baa3/NR               1,598,566
 20,000          6.00%, 5/1/37, Ser. B........................................       Baa3/NR              16,995,200
  7,750     Tamalpais Union High School Dist., GO,
                 5.00%, 8/1/27 (FSA)..........................................       Aaa/AAA               7,937,860
            Tobacco Securization Agcy. Rev.,
 14,705          5.625%-6.00%, 6/1/23-6/1/35..................................      Baa3/BBB              12,738,572
  1,800          5.875%, 6/1/43, Ser. A.......................................       Baa3/NR               1,493,874
  4,500          6.00%, 6/1/42................................................       Baa3/NR               3,766,365
    995     Tracy Community Facs. Dist. Special Tax,
                 6.00%, 9/1/27................................................        NR/NR                1,012,024
  6,250     University Revs., Ser. A,
                 5.00%, 5/15/11 (AMBAC) ......................................       Aaa/AAA               6,955,187
 10,000     Ventura Cnty. Community College Dist., GO,
                 5.00%, 8/1/27, Ser. A (MBIA).................................       Aaa/AAA              10,267,200
  1,555     Ventura Unified School Dist., GO,
                 5.00%, 8/1/32, Ser. F (FSA)..................................       Aaa/AAA               1,585,462
  2,000     Vernon Elec. Syst. Rev.,
                 5.50%, 4/1/33 ...............................................       A2/BBB+               2,042,140
  3,535     Victor Elementary School Dist.,
                 zero coupon, 8/1/24-8/1/26, Ser. A (FGIC)....................       Aaa/AAA               1,157,901
  1,000     Vista Unified School Dist., GO,
                 zero coupon, 8/1/26, Ser. A (FSA)............................       Aaa/AAA                 313,140
  7,320     West Contra Costa University School Dist., GO,
                 5.00%, 8/1/26-8/1/31, Ser. A (MBIA)..........................       Aaa/AAA               7,474,357
  3,375     Westlands Water Dist. Rev. CP,
                 5.00%, 9/1/34 (MBIA).........................................       Aaa/AAA               3,436,155
  2,000     William S. Hart Union High School Dist., Special Tax,
                 5.625%, 9/1/34 ..............................................       NR/BBB+               2,060,560
  2,110     Yuba City Unified School Dist., GO,
                 zero coupon, 9/1/25 (FGIC)...................................       Aaa/AAA                 705,056
                                                                                                        ------------
            Total California Municipal Bonds & Notes (cost-$571,690,199)......                           579,653,969
                                                                                                        ------------

            OTHER MUNICIPAL BONDS & NOTES-9.6%
            NEW YORK-2.6%
  3,250     State Dormitory Auth. Rev.,
                   6.25%, 8/15/15 (FHA) ......................................       Aa2/AAA               3,727,035
 12,340     State Thruway & Highway Auth.,
                   5.25%, 4/1/11, Ser. C (MBIA) ..............................       Aaa/AAA              13,899,653
                                                                                                        ------------
                                                                                                          17,626,688
                                                                                                        ------------

                    PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2004
                             (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                                         CREDIT RATINGS
  (000)                                                                           (MOODY'S/S&P)             VALUE*
--------------------------------------------------------------------------------------------------------------------
          OTHER MUNICIPAL BONDS & NOTES (CONTINUED)
          PUERTO RICO-3.3%
 $5,300   Commonwealth Public Fin. Corp.,
                 5.75%, 8/1/27, Ser. A ..........................................   Baa2/BBB+              $5,965,521
  2,000   Electric Power Auth. Rev.,
                 5.125%, 7/1/29, Ser. NN ........................................     A3/A-                 2,049,080
  2,505   Gov't Fac. Public Buildings Auth. Rev.,
                 5.00%, 7/1/36, Ser. I ..........................................    Baa1/A-                2,520,306
 11,000   Public Building Auth. Rev.,
                 5.00%, 7/1/36, Ser. J (AMBAC)...................................    Aaa/AAA               12,160,390
                                                                                                        -------------
                                                                                                           22,695,297
                                                                                                        -------------
          TENNESSEE-1.4%
  8,535   Memphis Elec. Sys. Rev.,
               5.00%, 12/1/16, Ser. A (MBIA).....................................    Aaa/AAA                9,291,884
                                                                                                        -------------
          TEXAS-2.3%
 13,845   State Univ. Revs.,
                5.25%, 8/15/11-8/15/12, Ser. A ..................................    Aaa/AAA               15,647,965
                                                                                                        -------------
          Total Other Municipal Bonds & Notes (cost-$64,246,444) ................                          65,261,834
                                                                                                        -------------
          CALIFORNIA VARIABLE RATE NOTES (a)(b)(f)-3.8%
          Los Angeles Dept. of Water & Power, Waterworks Rev.,
  4,238         15.88%, 7/1/41 (FGIC) ...........................................     Aaa/NR                4,553,787
  1,875   Modesto Public Financing Auth. Lease Rev.,
               15.38%, 9/1/29, Ser. 354 (AMBAC) .................................     Aaa/NR                2,000,775
  4,952   Oakland, GO,
               15.379%, 1/15/32, Ser. 756 (FGIC) ................................     Aaa/NR                5,320,090
          San Diego Unified School Dist. GO,
  1,944        15.378%, 7/1/27, Ser. 758 (FGIC) .................................     Aaa/NR                2,130,624
  2,209        15.378%, 7/1/26, Ser. 759 (FSA) ..................................     NR/NR                 2,468,955
  3,743   San Jose GO,
               15.38%, 9/1/32 (MBIA) ............................................     Aaa/NR                4,038,906
  2,288   San Jose Unified School Dist. Santa Clara Cnty. GO,
               15.38%, 8/1/27 (FSA) .............................................     Aaa/NR                2,509,296
  2,500   University Revs.,
               15.38%, 9/1/28, Ser. 762 (FGIC) ..................................     WR/NR                 2,737,850
                                                                                                        -------------
          Total California Variable Rate Notes (cost-$24,082,771)................                          25,760,283
                                                                                                        -------------


          CALIFORNIA SHORT-TERM VARIABLE RATE DEMAND NOTES (b)(c) -0.1%
  700     Los Angeles Water & Power Rev.,
               1.33%, 9/1/04, Ser. B-2 (cost-$700,000)...........................   VMIG1/A1+                 700,000
                                                                                                        -------------

          U.S. TREASURY BILLS (e)-1.0%
  6,580         1.135%-1.39%, 9/2/04-9/16/04 (cost-$6,577,393)...................    Aaa/AAA                6,577,086
                                                                                                        -------------

          Total Investments before call option written (cost-$667,296,807)-100.3%                         677,953,172
                                                                                                        -------------

    Contracts
-----------------
                  CALL OPTIONS WRITTEN (g)-(0.3)%
                       U.S. Treasury Bond Futures, Chicago Board of Trade:
     (369)                  Strike Price $108, expires 11/26/04                                            (1,556,719)
     (199)                  Strike Price $109, expires 11/26/04                                              (755,578)
                                                                                                        -------------
                       Total Call Options Written (premiums received-$1,869,650)                           (2,312,297)
                                                                                                        -------------

                       Total Investments, net of call options written (cost-$665,427,157)-100%           $675,640,875
                                                                                                        =============

---------------------------
NOTES TO SCHEDULE OF INVESTMENTS:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security may be fair valued, pursuant to guidelines established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.

(b) Variable Rate Notes- Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)     Maturity date shown is date of next call.

(d)     Security deemed illiquid.

(e) All or partial principal amount segregated as initial margin on futures contracts.

(f) Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(g)     Non-income producing securities.


GLOSSARY:
---------
AMBAC- insured by American Municipal Bond Assurance Corp.
CP- Certificates of Participation
FGIC- insured by insured Financial Guaranty Insurance Co.
FSA- insured by Financial Security Assurance, Inc.
GO- General Obligation Bonds
MBIA- insured by Municipal Bond Investors Assurance
NR- Not Rated
WR- Withdrawn Rating

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

         (a) Exhibit 99.CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Pimco California Municipal Income Fund II Inc.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 28, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 28, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 28, 2004